Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
C000241225
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 12,993	$ 13,005	$ 12,138	$ 12,563	$ 11,223	$ 9,888	$ 10,236
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 13,664	13,313	12,533	12,142	11,036	9,848	10,179
T. Rowe Index: Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 12,282	$ 12,206	$ 11,224	$ 11,725	$ 10,966	$ 9,674	$ 10,160